Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation

Note 16 - Stock Based Compensation

During 1996, the Company adopted the 1996 Incentive Stock Option Plan (“SOP”) and the Employee Stock Purchase Plan (“SPP”), under which options to purchase shares of the Company’s common stock may be granted to officers and eligible employees. Options granted under the SOP are exercisable in established increments according to vesting schedules, generally three to five years, and will expire if not exercised within ten years of the date of grant. Options granted under the SPP are fully vested at the date of grant and expire if not exercised within two years of the grant date. Both of these plans expired in 2006. At December 31, 2012, the SOP had 80,131 options still outstanding and the SPP had no options outstanding.

During 2006, the Company adopted the 2006 Incentive Stock Option Plan (“SOP II”) and the Employee Stock Purchase Plan (“SPP II”), under which options to purchase shares of the Company’s common stock may be granted to officers and eligible employees. Options granted under the SOP II are exercisable in established increments according to vesting schedules, generally three to five years, and will expire if not exercised within ten years of the date of grant. Options granted under the SPP II are fully vested at the date of grant and expire if not exercised within two years of the grant date. At December 31, 2012, the SOP II had 12,360 options outstanding and the SPP II had no options outstanding.

Employee Stock Plans

The following is a summary of stock option activity for the year ended December 31, 2012:

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)

Options outstanding at the beginning of the year	123,570	$5.16	$—

Options granted	—	—
Options exercised	—	—
Forfeitures	31,079	4.60

Options outstanding at the end of the year	92,491	$5.35	$—

Options exercisable at the end of the year	90,019	$5.35	$—

Total options outstanding at December 31, 2012 were 92,491 at an exercise price range of $5.34 to $5.35 per share with a weighted average expected term of 1.88 years. Exercisable options at December 31, 2012 were 90,019 options at an exercise price range of $5.34 to $5.35 per share. At December 31, 2012, authorized shares of common stock reserved for future grants of options totaled 154,971 under the SOP II and 103,234 under the SPP II.

The fair market value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. There were no shares granted during the years ended December 31, 2012 and 2011 under the SOP II.

A summary of the status of the Company’s non-vested stock grants as of December 31, 2012, and changes during the year then ended is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested December 31, 2011	4,944	$1.60
Granted	—	—
Vested	(2,472)	1.60
Forfeited	—	—

Non-vested December 31, 2012	2,472	1.60

The grant date fair value of stock options vested over the years ended December 31, 2012, 2011 and 2010 was $4.00 all three years.

As of December 31, 2012, there was not any unrecognized compensation cost related to non-vested share-based compensation arrangements granted under all of the Company’s stock benefit plans.

The Company funds the option shares from authorized but unissued shares. The Company does not typically purchase shares to fulfill the obligations of the stock benefit plans. Company policy does allow option holders to exercise options with seasoned shares.

There were no options exercised in 2010, 2011 or 2012.